INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Related Party Transaction, Purchases from Related Party	$ 175,661	$ 166,676	$ 161,841
Sales	$ 126,396	$ 127,642	$ 121,092